Financial assets and other receivables - Other financial assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) entity loan	Dec. 31, 2021 USD ($)
Disclosure of financial assets [line items]
Other non-current financial assets held with third parties	$ 14,186	$ 4,091
Other current financial assets held with third parties	3	104
Other total financial assets held with third parties	$ 14,189	4,195
Number of QLICI loans | loan	2
Bank borrowings	$ 77,833	98,967
Leveraged Loan
Disclosure of financial assets [line items]
Bank borrowings	$ 9,909
Term of loan	26 years
Interest rate (as a percent)	4.27%
Number of entities liquidation and dissolution | entity	2
QLICI Loan A
Disclosure of financial assets [line items]
Bank borrowings	$ 9,909
Term of loan	30 years
Interest rate (as a percent)	3.57%
QLICI Loan B
Disclosure of financial assets [line items]
Bank borrowings	$ 3,300
Term of loan	30 years
Interest rate (as a percent)	3.57%
Globe Metallurgical Inc
Disclosure of financial assets [line items]
Federal grant received	$ 2,875
Other financial assets
Disclosure of financial assets [line items]
Other non-current financial assets held with third parties	9,909
Other total financial assets held with third parties	9,909
NMTC Program
Disclosure of financial assets [line items]
Amount allocated for reactivation	$ 13,230
Term of new markets tax credit program	7 years
NMTC Program | Globe Metallurgical Inc
Disclosure of financial assets [line items]
Federal grant received	$ 2,875
Amortized cost | Other financial assets
Disclosure of financial assets [line items]
Other non-current financial assets held with third parties	3,344	3,348
Other total financial assets held with third parties	3,344	3,348
Amortized cost | Other financial assets | FerroPem SAS
Disclosure of financial assets [line items]
Deposits given to the French government	$ 2,770	2,718
Period for return of deposits	20 years
Fair value through other comprehensive income - designated | Equity securities
Disclosure of financial assets [line items]
Other non-current financial assets held with third parties	$ 933	743
Other current financial assets held with third parties	3	104
Other total financial assets held with third parties	$ 936	$ 847